Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Schedule of Financial Statements of Subsidiaries	Management considered the application of the predecessor value method as the most appropriate (also known as merger accounting), which involves accounting for the assets and liabilities of the acquired business using existing carrying values of the acquired business.
Lifezone group entities and their country of incorporation are listed below:

	Principal activities	Country of incorporation	Principal place of Business	Percentage (%)
				Ownership	NCI	Ownership	NCI
Name of subsidiary				2024	2024	2023	2023
Aqua Merger Sub[1]	Holding company	The Cayman Islands	The Cayman Islands	N.A	N.A	100.0%	0.0%
Lifezone Holdings Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone US Holdings Limited	Holding company	United Kingdom	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone Holdings US, LLC	Holding company	United State of America	United State of America	100.0%	0.0%	100.0%	0.0%
Lifezone Services US, LLC	Service company	United State of America	United State of America	100.0%	0.0%	100.0%	0.0%
Lifezone Recycling US, LLC	Recycling	United State of America	United State of America	94.0%	6.0%	100.0%	0.0%
LZ Services Limited	Service company	United Kingdom	United Kingdom	100.0%	0.0%	100.0%	0.0%
Kabanga Holdings Limited	Holding company	The Cayman Islands	The Cayman Islands	83.0%	17.0%	83.0%	17.0%
Kabanga Nickel Company Limited	Holding company	Tanzania	Tanzania	83.0%	17.0%	83.0%	17.0%
Kabanga Nickel Limited	Holding company	United Kingdom	United Kingdom	83.0%	17.0%	83.0%	17.0%
Kagera Mining Company Limited	Mining	Tanzania	Tanzania	83.0%	17.0%	83.0%	17.0%
Lifezone Asia-Pacific Pty Ltd	Service company	Australia	Australia	100.0%	0.0%	100.0%	0.0%
The Simulus Group Pty Limited	Holding company	Australia	Australia	100.0%	0.0%	100.0%	0.0%
Simulus Pty Limited	Laboratory and engineering	Australia	Australia	100.0%	0.0%	100.0%	0.0%
Romanex International Limited	Holding company	Canada	Canada	83.0%	17.0%	83.0%	17.0%
Tembo Nickel Corporation Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	69.7%	30.3%
Tembo Nickel Mining Company Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	69.7%	30.3%
Tembo Nickel Refining Company Limited	Refining	Tanzania	Tanzania	69.7%	30.3%	69.7%	30.3%

Schedule of Restatement of Prior Period Financials
The following tables present the effects of correcting this error on the Company’s financial statements as of December 31, 2022 and December 31, 2023:

	Lifezone Equity as previously reported as of December 31, 2023	Impact of correction of the error	Lifezone Equity restated as of December 31, 2023
	$	$	$
Equity
Share capital	7,828	-	7,828
Share premium	178,686,328	-	178,686,328
Shared based payment reserve	265,558,785	-	265,558,785
Warrant reserves	15,017,257	-	15,017,257
Other reserves	(6,814,302)	73,226,449	66,412,147
Foreign currency translation reserve	77,933	-	77,933
Redemption reserve	280,808	-	280,808
Accumulated deficit	(408,165,162)	-	(408,165,162)
Total shareholders’ equity	44,649,475	73,226,449	117,875,924
Non-controlling interests	83,664,052	(73,226,449)	10,437,603
Total equity	128,313,527	-	128,313,527

	Lifezone Equity as previously reported as of December 31, 2022	Impact of correction of the error	Lifezone Equity restated as of December 31, 2022
	$	$	$
Equity
Share capital	3,101	-	3,101
Share premium	25,436,656	-	25,436,656
Shared based payment reserve	25,483,348	-	25,483,348
Warrant reserves	-	-	-
Other reserves	(15,495,254)	73,226,449	57,731,195
Foreign currency translation reserve	115,864	-	115,864
Redemption reserve	280,808	-	280,808
Accumulated deficit	(44,290,602)	-	(44,290,602)
Total shareholders’ equity	(8,466,079)	73,226,449	64,760,370
Non-controlling interests	84,452,884	(73,226,449)	11,226,435
Total equity	75,986,805	-	75,986,805

Schedule of Depreciation Straight-Line Basis Over
Lifezone’s property and equipment and right-of-use assets include building, transportation equipment, and office and computer equipment. The carrying amounts for the reporting periods can be analyzed as follows:

	Buildings	Transportation equipment	Office and computer equipment	Laboratory and testing equipment	Total Property and equipment	Right-of-use assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2023	677,277	123,952	238,216	-	1,039,445	469,743	1,509,188
Additions from acquisitions	-	-	220,698	4,704,783	4,925,481	464,264	5,389,745
Foreign exchange impact	-	-	1,419	16,664	18,083	-	18,083
Additions	-	75,551	621,732	148	697,431	1,230,792	1,928,223
As at December 31, 2023	677,277	199,503	1,082,065	4,721,595	6,680,440	2,164,799	8,845,239

Accumulated depreciation
As at January 1, 2023	(36,781)	(44,412)	(73,930)	-	(155,123)	(117,436)	(272,559)
Foreign exchange impact	-	-	(301)	-	(301)	-	(301)
Charge	(22,068)	(66,839)	(42,298)	(393,454)	(524,659)	(353,851)	(878,510)
As at December 31, 2023	(58,849)	(111,251)	(116,529)	(393,454)	(680,083)	(471,287)	(1,151,370)

Cost
As at January 1, 2024	677,277	199,503	1,082,065	4,721,595	6,680,440	2,164,799	8,845,239
Reclassification	258,281		(258,281)		-
Additions	957,367	-	198,953	8,907	1,165,227	-	1,165,227
Disposals	(12,792)	(1,979)	-	(5,195)	(19,966)	-	(19,966)
Lease reassessments	-	-	-	-	-	225,761	225,761
Foreign exchange impact	-	-	(40,630)	(433,522)	(474,152)	(31,198)	(505,350)
As at December 31, 2024	1,880,133	197,524	982,107	4,291,785	7,351,549	2,359,362	9,710,911

Accumulated depreciation
As at January 1, 2024	(58,849)	(111,251)	(116,529)	(393,454)	(680,083)	(471,287)	(1,151,370)
Reclassification	(258,281)	-	258,281	-	-	-	-
Disposals	12,792	1,979	-	680	15,451	-	15,451
Charge	(54,541)	(37,055)	(488,010)	(919,547)	(1,499,153)	(650,139)	(2,149,292)
Foreign exchange impact	-	-	9,168	90,326	99,494	1,743	101,237
As at December 31, 2024	(358,879)	(146,327)	(337,090)	(1,221,995)	(2,064,291)	(1,119,683)	(3,183,974)

Net book value:
As at December 31, 2023	618,428	88,252	965,536	4,328,141	6,000,357	1,693,512	7,693,869
As at December 31, 2024	1,521,254	51,197	645,017	3,069,790	5,287,258	1,239,679	6,526,937

	Mining Data	Exploration and evaluation assets	Total
	$	$	$
Cost
As at January 1, 2023	12,746,135	5,709,171	18,455,306
Additions	-	51,355,297	51,355,297
As at December 31, 2023	12,746,135	57,064,468	69,810,603

Cost
As at January 1, 2024	12,746,135	57,064,468	69,810,603
Additions	-	47,766,920	47,766,920
As at December 31, 2024	12,746,135	104,831,388	117,577,523